Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

*Due from related parties

The due from related parties balance of $792,708 represents the receivable from Mr. Lirong Wang, the CEO and Chairman of the Company.

For the three months ended March 31, 2022, the Company borrowed $175,304 from Mr. Lirong Wang, and repaid $99,317.

For the three months ended March 31, 2021, the Company borrowed $320,604 from Mr. Lirong Wang, and repaid $257,451.

These advances are due on demand, non-interest bearing, and unsecured unless further disclosed.

*Due to related parties

Outstanding balance due to Ms. Xueying Sheng and Mr. Guohua Lin below are advances to the Company as working capital. These advances are due on demand, non-interest bearing, and unsecured, unless further disclosed.

	March 31,	December 31,
	2022	2021	Relationship
Ms. Xueying Sheng	103,272	103,390	Controller/Accounting Manager of the Company
Mr. Guohua Lin	57,387	58,039	Senior management / One of the Company’s shareholders
Total	160,659	161,429

For the three months ended March 31, 2022, the Company borrowed $2,837 from Mr. Guohua Lin, and repaid $3,489. For the three months ended March 31, 2021, the Company borrowed $3,061 from Mr. Guohua Lin, and repaid $4,863.

For the three months ended March 31, 2022, the Company borrowed $276 from Ms. Xueying Sheng and repaid $394. For the three months ended March 31, 2021, the Company borrowed $3,439 from Ms. Xueying Sheng and repaid $2,088.

NOTE 11 – RELATED PARTY TRANSACTIONS

*Due from related parties

The due from related parties balance of $716,721 represents the receivable from Mr. Lirong Wang, the CEO and Chairman of the Company.

For the year ended December 31, 2021, the Company borrowed $4,909,854 from Mr. Lirong Wang, and repaid $3,037,704.

For the year ended December 31, 2020, the Company borrowed $2,748,129 from Mr. Lirong Wang, and repaid $3,164,170.

These advances are due on demand, non-interest bearing, and unsecured unless further disclosed.

*Due to related parties

Outstanding balance due to Ms. Xueying Sheng and Mr. Guohua Lin below are advances to the Company as working capital. These advances are due on demand, non-interest bearing, and unsecured, unless further disclosed.

	December 31,	December 31,
	2021	2020	Relationship
Ms. Xueying Sheng	103,390	97,587	Controller/Accounting Manager of the Company
Mr. Guohua Lin	58,039	55,783	Senior management / One of the Company’s shareholders
Total	161,429	153,370

For the year ended December 31, 2021, the Company borrowed $11,663 from Mr. Guohua Lin, and repaid $9,406. For the year ended December 31, 2020, the Company borrowed $53,694 from Mr. Guohua Lin, and repaid $29,581.

For the year ended December 31, 2021, the Company borrowed $18,605 from Ms. Xueying Sheng and repaid $12,803. For the year ended December 31, 2020, the Company borrowed $71,158 from Ms. Xueying Sheng and repaid $89,524.